Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the VIE	The following financial statement amounts and balances of the VIE were included in the accompanying audited consolidated financial statements for the years ended December 31, 2025, 2024 and 2023, respectively:
	As of December 31, 2025	As of December 31, 2024
Assets
Current Assets:
Cash and cash equivalents	$33,692	$34,318
Restricted cash	3,278	5,545
Notes receivable	7,414	7,309
Accounts receivable, net	135,941	126,467
Due from related parties	11,686	662
Prepayments and other current assets, net	20,808	28,912
Total Current Assets	212,819	203,213

Property and equipment, net	68,491	57,827
Intangible assets, net	11,213	11,413
Operating lease right-of-use assets, net	5,638	9,827
Long-term investments	8,852	1,900
Deposits for investment	9,177	10,573
Deferred tax assets	1,301	1,396
Other non-current assets	23,984	9,623
Total Assets	$341,475	$305,772

Liabilities and Equity

Current Liabilities
Notes payable	$9,248	$14,907
Accounts payable	92,916	91,936
Short-term bank loans	44,652	39,401
Long-term bank loans, current	2,769	-
Due to related parties	1,720	1,687
Salary and welfare payables	5,507	3,017
Accrued expenses and other current liabilities	9,242	7,508
Operating lease liabilities, current	2,655	4,218
Tax payables	4,131	2,994
Total Current Liabilities	172,840	165,668

Long-term bank loans	33,832	16,390
Operating lease liabilities, non-current	2,094	4,649
Deferred tax liabilities	247	49
Other non-current liabilities	1,256	2,838
Total Liabilities	210,269	189,594

Net assets	$131,206	$116,178

Schedule of Consolidated Operations
	Years Ended December 31,
	2025	2024	2023
Total revenues	$563,780	$498,122	$401,825
Cost of revenues	$(512,057)	$(453,365)	$(355,662)
Income from operations	$16,724	$14,450	$14,420
Net income	$11,984	$10,490	$10,828

Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value.

Useful Life
Building	10-40 years
Office equipment	5-10 years
Machinery and tools	5 years
Vehicles	5-7 years
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Land use right	32 - 50 years
Licensed software	5 years

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by services:

	Years Ended December 31,
	2025	2024	2023
Revenues:
Transportation	$554,761	$484,754	$383,211
Warehouse storage management service	14,258	16,432	18,160
Others	3,459	2,972	2,750
Total revenues	$572,478	$504,158	$404,121

Disaggregated information of revenues by the timing of transfer of services:

	Years Ended December 31,
	2025	2024	2023

Revenue recognized at a point in time (transportation services)	$554,761	$484,754	$383,211
Revenue recognized over time (warehouse storage management services and others revenues)	17,717	19,404	20,910
Total revenues	$572,478	$504,158	$404,121

Schedule of Disaggregated Information of Revenues by Geographic Locations

The Company’s operations are primarily based in the PRC, where the Company derived a substantial portion of revenues. Disaggregated information of revenues by geographic locations are as follows:

	Years Ended December 31
	2025	2024	2023
Fujian	$434,998	$362,620	$267,393
Beijing	27,707	30,721	29,110
Liaoning	19,150	9,106	8,817
Zhejiang	15,068	18,297	15,448
Guangdong	11,619	14,343	14,130
Others	63,936	69,071	69,223
Total	$572,478	$504,158	$404,121

Schedule of Information by Segment

The following tables present summary information by segment for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
Revenues	$572,478	$504,158	$404,121
Cost of revenues	(519,390)	(457,874)	(357,615)
Gross profit	53,088	46,284	46,506

Employee compensation and benefits expenses	(25,245)	(20,697)	(22,540)
Other operating expenses	(10,963)	(10,921)	(10,060)
Income from operations	16,880	14,666	13,906

Other income (expense)	(2,624)	(2,173)	(1,278)
Income before income taxes	14,256	12,493	12,628

Provision for income taxes	(2,047)	(1,666)	(2,320)
Net income	$12,209	$10,827	$10,308